SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.7%
Electronic Arts, Inc.(A)	1,321	$133,809

Interactive Media & Services – 1.0%
Twitter, Inc.(A)	1,321	46,115

Total Communication Services - 3.7%		179,924

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.0%
Burberry Group plc(B)	2,270	53,814
lululemon athletica, Inc.(A)	505	91,075

		144,889

Auto Parts & Equipment – 1.7%
BorgWarner, Inc.	1,988	83,457

Automotive Retail – 1.7%
O’Reilly Automotive, Inc.(A)	220	81,289

Department Stores – 0.4%
Nordstrom, Inc.(C)	546	17,399

Internet & Direct Marketing Retail – 3.5%
GrubHub, Inc.(A)(C)	1,027	80,109
MercadoLibre, Inc.(A)	153	93,668

		173,777

Restaurants – 4.5%
Chipotle Mexican Grill, Inc., Class A(A)	184	134,566
Dunkin Brands Group, Inc.	1,100	87,643

		222,209

Specialty Stores – 6.4%
Tiffany & Co.(C)	746	69,839
Tractor Supply Co.	1,327	144,390
Ulta Beauty, Inc.(A)	287	99,468

		313,697

Total Consumer Discretionary - 21.2%		1,036,717

Consumer Staples
Food Retail – 1.2%
Sprouts Farmers Market, Inc.(A)	3,057	57,741

Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	441	59,042

Total Consumer Staples - 2.4%		116,783

Financials
Financial Exchanges & Data – 2.7%
Chicago Board Options Exchange, Inc.	242	25,109
MarketAxess Holdings, Inc.	328	105,453

		130,562

Regional Banks – 2.6%
First Republic Bank	821	80,215
SVB Financial Group(A)	215	48,266

		128,481

Total Financials - 5.3%		259,043

Health Care
Biotechnology – 2.0%
BioMarin Pharmaceutical, Inc.(A)	541	46,296
Seattle Genetics, Inc.(A)	713	49,363

		95,659

Health Care Equipment – 8.2%
Abiomed, Inc.(A)	285	74,174
DexCom, Inc.(A)	589	88,251
Edwards Lifesciences Corp.(A)	505	93,306
Glaukos Corp.(A)	837	63,080
Intuitive Surgical, Inc.(A)	155	81,144

		399,955

Health Care Services – 1.4%
Laboratory Corp. of America Holdings(A)	393	68,012

Health Care Supplies – 0.9%
National Vision Holdings, Inc.(A)	1,508	46,352

Health Care Technology – 1.8%
Cerner Corp.	1,213	88,906

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	754	56,334

Pharmaceuticals – 2.8%
Zoetis, Inc.	1,217	138,110

Total Health Care - 18.2%		893,328

Industrials
Aerospace & Defense – 1.6%
Harris Corp.	420	79,374

Building Products – 2.6%
A. O. Smith Corp.	1,487	70,125
Trex Co., Inc.(A)	795	56,995

		127,120

Industrial Conglomerates – 1.9%
Fortive Corp.	1,132	92,313

Industrial Machinery – 4.6%
Gardner Denver Holdings, Inc.(A)	1,082	37,436
IDEX Corp.	526	90,550
Middleby Corp.(A)	697	94,578

		222,564

Research & Consulting Services – 5.6%
CoStar Group, Inc.(A)	305	169,103
TransUnion	1,460	107,297

		276,400

Trading Companies & Distributors – 2.0%
Fastenal Co.(C)	2,996	97,640

Total Industrials - 18.3%		895,411

Information Technology
Application Software – 3.7%
DocuSign, Inc.(A)	598	29,739
Guidewire Software, Inc.(A)	986	99,950
Tyler Technologies, Inc.(A)	243	52,564

		182,253

Communications Equipment – 1.6%
Arista Networks, Inc.(A)	303	78,744

Data Processing & Outsourced Services – 2.8%
Jack Henry & Associates, Inc.	296	39,624
Square, Inc., Class A(A)	1,350	97,932

		137,556

Electronic Components – 1.7%
Maxim Integrated Products, Inc.	1,388	83,054

Electronic Equipment & Instruments – 3.3%
Coherent, Inc.(A)	240	32,705
Keysight Technologies, Inc.(A)	1,220	109,577
Novanta, Inc.(A)	192	18,058

		160,340

Internet Services & Infrastructure – 1.5%
Twilio, Inc., Class A(A)	527	71,793

Semiconductor Equipment – 2.0%
Teradyne, Inc.	2,013	96,421

Semiconductors – 4.6%
Microchip Technology, Inc.(C)	976	84,599
Monolithic Power Systems, Inc.	552	74,926
Universal Display Corp.	346	65,147

		224,672

Systems Software – 4.6%
CrowdStrike Holdings, Inc., Class A(A)	36	2,472
Palo Alto Networks, Inc.(A)	325	66,311
Proofpoint, Inc.(A)	354	42,611
ServiceNow, Inc.(A)	425	116,745

		228,139

Total Information Technology - 25.8%		1,262,972

Materials
Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	607	59,768

Specialty Chemicals – 2.9%
Axalta Coating Systems Ltd.(A)	2,832	84,297
RPM International, Inc.	978	59,748

		144,045

Total Materials - 4.1%		203,813

TOTAL COMMON STOCKS – 99.0%		$4,847,991

(Cost: $3,068,315)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) - 0.3%
McCormick & Co., Inc., 3.100%, 7-11-19	$3,098	3,095
Mondelez International, Inc., 3.010%, 7-10-19	10,000	9,992
UnitedHealth Group, Inc., 2.820%, 7-15-19	5,000	4,994

		18,081

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(E)	3,305	3,305

	Shares
Money Market Funds - 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (F)(G)	12,945	12,945

	Principal
United States Government Agency Obligations - 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.300%, 7-7-19(E)	$5,000	5,000
2.350%, 7-7-19(E)	9,500	9,500
2.390%, 7-7-19(E)	2,000	2,000
2.400%, 7-7-19(E)	3,500	3,500

		20,000

TOTAL SHORT-TERM SECURITIES – 1.1%		$54,331

(Cost: $54,335)

TOTAL INVESTMENT SECURITIES – 100.1%		$4,902,322

(Cost: $3,122,650)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(6,861)

NET ASSETS – 100.0%		$4,895,461

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $93,714 are on loan.
(D)	Rate shown is the yield to maturity at June 30, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.
(G)	Rate shown is the annualized 7-day yield at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$179,924	$—	$—
Consumer Discretionary	982,903	53,814	—
Consumer Staples	116,783	—	—
Financials	259,043	—	—
Health Care	893,328	—	—
Industrials	895,411	—	—
Information Technology	1,262,972	—	—
Materials	203,813	—	—

Total Common Stocks	$4,794,177	$53,814	$—
Short-Term Securities	12,945	41,386	—

Total	$4,807,122	$95,200	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,122,650

Gross unrealized appreciation	1,834,917
Gross unrealized depreciation	(55,245)

Net unrealized appreciation	$1,779,672